Schedule of Investments (unaudited)	iShares® Evolved U.S. Innovative Healthcare ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 43.0%
Abeona Therapeutics Inc.(a)	816	$663
ACADIA Pharmaceuticals Inc.(a)	3,312	59,450
Acceleron Pharma Inc.(a)	1,584	275,901
Acorda Therapeutics Inc.(a)	201	818
Adverum Biotechnologies Inc.(a)	1,823	4,138
Agenus Inc.(a)	2,088	8,018
Albireo Pharma Inc.(a)	499	14,581
Alder Biopharmaceuticals Inc.(b)	312	275
Alexion Pharmaceuticals Inc.(b)(c)	624	287
Allakos Inc.(a)	815	81,973
Allogene Therapeutics Inc.(a)	2,090	36,032
Alnylam Pharmaceuticals Inc.(a)	3,307	527,665
Amgen Inc.	7,110	1,471,557
Amicus Therapeutics Inc.(a)	7,747	81,343
AnaptysBio Inc.(a)	408	13,423
ANI Pharmaceuticals Inc.(a)	168	6,280
Apellis Pharmaceuticals Inc.(a)	2,020	62,095
Applied Therapeutics Inc.(a)	427	6,264
Aprea Therapeutics Inc.(a)	506	2,505
Arcturus Therapeutics Holdings Inc.(a)	522	23,464
Arcus Biosciences Inc.(a)(c)	1,709	57,149
Ardelyx Inc.(a)	2,063	2,496
Arena Pharmaceuticals Inc.(a)	1,899	108,984
Arrowhead Pharmaceuticals Inc.(a)	2,672	170,527
Assembly Biosciences Inc.(a)	528	1,663
Atara Biotherapeutics Inc.(a)	2,330	36,068
Athersys Inc.(a)	5,906	6,910
Avrobio Inc.(a)	721	4,052
Axsome Therapeutics Inc.(a)	938	36,113
Beam Therapeutics Inc.(a)	623	55,304
BioCryst Pharmaceuticals Inc.(a)	5,610	83,757
Biogen Inc.(a)	3,529	941,114
Biohaven Pharmaceutical Holding Co. Ltd.(a)	862	122,680
BioMarin Pharmaceutical Inc.(a)	4,776	378,402
Bio-Rad Laboratories Inc., Class A(a)	48	38,145
Bluebird Bio Inc.(a)	2,395	56,067
Blueprint Medicines Corp.(a)	1,703	191,570
Bridgebio Pharma Inc.(a)(c)	2,670	131,845
Calithera Biosciences Inc.(a)	2,634	5,084
Cara Therapeutics Inc.(a)	864	14,541
Celldex Therapeutics Inc.(a)	518	22,036
ChemoCentryx Inc.(a)	1,247	43,408
Chinook Therapeutics Inc.(a)	219	2,352
Contra Aduro Biotech I(b)	156	468
Cortexyme Inc.(a)	427	5,636
Crinetics Pharmaceuticals Inc.(a)	822	20,492
Cue Biopharma Inc.(a)	986	12,039
Cymabay Therapeutics Inc.(a)	1,919	7,484
CytomX Therapeutics Inc.(a)	936	5,550
Deciphera Pharmaceuticals Inc.(a)	1,345	44,910
Denali Therapeutics Inc.(a)	2,455	118,699
Dicerna Pharmaceuticals Inc.(a)	1,654	34,420
Dynavax Technologies Corp.(a)	1,536	30,674
Editas Medicine Inc.(a)	1,578	57,944
Emergent BioSolutions Inc.(a)	961	45,811
Epizyme Inc.(a)	2,279	9,572
Esperion Therapeutics Inc.(a)(c)	744	6,651
Exact Sciences Corp.(a)(c)	1,418	135,022
Security	Shares	Value

Biotechnology (continued)
Exelixis Inc.(a)	8,540	$183,695
Fate Therapeutics Inc.(a)	2,043	109,913
FibroGen Inc.(a)	2,208	24,553
Frequency Therapeutics Inc.(a)	796	4,999
Geron Corp.(a)	2,952	4,546
Gilead Sciences Inc.	26,931	1,747,283
Global Blood Therapeutics Inc.(a)	1,801	65,772
GlycoMimetics Inc.(a)	1,105	2,111
Gossamer Bio Inc.(a)	1,536	19,077
Guardant Health Inc.(a)	957	111,768
Halozyme Therapeutics Inc.(a)(c)	3,818	145,351
Homology Medicines Inc.(a)	1,027	5,885
Horizon Therapeutics PLC(a)	5,524	662,383
ImmunoGen Inc.(a)	4,558	27,485
Incyte Corp.(a)	2,398	160,618
Innoviva Inc.(a)	1,416	24,709
Inovio Pharmaceuticals Inc.(a)	5,524	39,441
Insmed Inc.(a)	3,237	97,596
Intercept Pharmaceuticals Inc.(a)	815	13,741
Intra-Cellular Therapies Inc.(a)	1,902	81,919
Ionis Pharmaceuticals Inc.(a)	3,981	126,874
Iovance Biotherapeutics Inc.(a)	3,999	97,216
Kadmon Holdings Inc.(a)	5,350	50,557
Karuna Therapeutics Inc.(a)	503	70,611
Karyopharm Therapeutics Inc.(a)	2,252	12,296
Kiniksa Pharmaceuticals Ltd., Class A(a)	668	6,941
Kodiak Sciences Inc.(a)	816	95,545
Krystal Biotech Inc.(a).	334	16,730
Lexicon Pharmaceuticals Inc.(a)	1,272	6,729
Ligand Pharmaceuticals Inc.(a)	504	73,554
MacroGenics Inc.(a)	1,609	31,424
MEI Pharma Inc.(a)	4,028	11,359
Mersana Therapeutics Inc.(a)	1,916	16,401
Mirati Therapeutics Inc.(a)	1,206	227,958
Moderna Inc.(a)	9,358	3,230,475
Molecular Templates Inc.(a)	1,083	5,653
Myriad Genetics Inc.(a)	840	25,847
Nektar Therapeutics(a)	5,688	86,230
NextCure Inc.(a)	406	3,337
Novavax Inc.(a)	1,460	217,292
Omeros Corp.(a)(c)	1,128	7,073
Pieris Pharmaceuticals Inc.(a)	1,536	7,035
Precigen Inc.(a)	1,056	5,100
Prothena Corp. PLC(a)	1,054	58,339
Provention Bio Inc.(a)	1,218	7,625
PTC Therapeutics Inc.(a)	1,560	59,171
Puma Biotechnology Inc.(a)	936	4,774
Radius Health Inc.(a)	1,200	25,920
Regeneron Pharmaceuticals Inc.(a)	2,640	1,689,442
REGENXBIO Inc.(a)	816	28,919
Replimune Group Inc.(a)	701	20,686
Rigel Pharmaceuticals Inc.(a)	4,296	14,435
Rocket Pharmaceuticals Inc.(a)(c)	625	18,569
Rubius Therapeutics Inc.(a)	983	13,968
Sage Therapeutics Inc.(a)	1,566	63,204
Sangamo Therapeutics Inc.(a)	3,792	30,791
Scholar Rock Holding Corp.(a)(c)	790	20,777
Seagen Inc.(a)	3,529	622,269
Solid Biosciences Inc.(a)	385	782
Sorrento Therapeutics Inc.(a)	6,168	42,312

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Stoke Therapeutics Inc.(a)	482	$11,004
Syndax Pharmaceuticals Inc.(a)	1,153	22,426
TG Therapeutics Inc.(a)	2,586	80,735
Theravance Biopharma Inc.(a)	1,174	9,122
Travere Therapeutics Inc.(a)	1,128	32,498
Turning Point Therapeutics Inc.(a)	1,057	43,950
Ultragenyx Pharmaceutical Inc.(a)	1,611	135,195
United Therapeutics Corp.(a)	1,128	215,177
UroGen Pharma Ltd.(a)	385	6,622
Vaxart Inc.(a)	1,911	12,823
Vericel Corp.(a)	575	26,461
Vertex Pharmaceuticals Inc.(a)	6,269	1,159,326
Viking Therapeutics Inc.(a)	1,558	9,068
Vir Biotechnology Inc.(a)	1,603	60,481
WaVe Life Sciences Ltd.(a)	504	2,313
Xencor Inc.(a)	1,440	56,966
Y-mAbs Therapeutics Inc.(a)	696	17,094
ZIOPHARM Oncology Inc.(a)	3,648	5,472
		18,316,169
Chemicals — 0.1%
Codexis Inc.(a)	1,081	37,587

Electrical Components & Equipment — 0.2%
Universal Display Corp.	336	61,555

Health Care - Products — 3.5%
10X Genomics Inc., Class A(a)	556	89,666
Abbott Laboratories	506	65,218
Adaptive Biotechnologies Corp.(a)	1,508	50,382
Axogen Inc.(a)	336	5,104
Baxter International Inc.	2,271	179,318
CareDx Inc.(a)	410	20,910
Cerus Corp.(a)	3,620	23,892
Cooper Companies Inc. (The)	211	87,970
Glaukos Corp.(a)	624	28,523
Haemonetics Corp.(a)	312	21,437
ICU Medical Inc.(a)	120	28,096
IDEXX Laboratories Inc.(a)	78	51,959
Inspire Medical Systems Inc.(a)	268	72,247
Insulet Corp.(a)	191	59,214
Integra LifeSciences Holdings Corp.(a)	408	27,116
Intersect ENT Inc.(a)	432	11,651
Intuitive Surgical Inc.(a)	150	54,169
Lantheus Holdings Inc.(a)	1,246	29,144
Lantheus Holdings Inc. New(b)(c)	1,001	—
NanoString Technologies Inc.(a)	428	20,672
Natera Inc.(a)	456	52,244
Nevro Corp.(a)	336	38,217
Novocure Ltd.(a)	1,466	150,368
Penumbra Inc.(a)	121	33,463
Repligen Corp.(a)	698	202,769
ResMed Inc.	382	100,432
		1,504,181
Health Care - Services — 2.2%
Catalent Inc.(a)	1,724	237,671
Charles River Laboratories International Inc.(a)	505	226,583
ICON PLC(a)(c)	287	82,303
IQVIA Holdings Inc.(a)	988	258,283
Medpace Holdings Inc.(a)	239	54,145
OPKO Health Inc.(a)	5,496	20,830
Security	Shares	Value

Health Care - Services (continued)
Syneos Health Inc.(a)	672	$62,725
		942,540
Pharmaceuticals — 49.3%
AbbVie Inc.	21,231	2,434,559
Aclaris Therapeutics Inc.(a)(c)	816	14,158
Adamas Pharmaceuticals Inc.(a)	552	4,477
Aeglea BioTherapeutics Inc.(a)	1,561	11,427
Aerie Pharmaceuticals Inc.(a)	1,080	11,480
Agios Pharmaceuticals Inc.(a)	1,942	91,274
Akebia Therapeutics Inc.(a)	4,920	14,120
Alector Inc.(a)	1,922	41,784
Alkermes PLC(a)	4,033	122,160
AmerisourceBergen Corp.	474	57,837
Amneal Pharmaceuticals Inc.(a)	3,217	17,661
Amphastar Pharmaceuticals Inc.(a)	792	14,795
Anika Therapeutics Inc.(a)	240	9,996
Antares Pharma Inc.(a)	3,552	13,284
Arvinas Inc.(a)	622	53,853
AstraZeneca PLC	8,966	559,299
Athenex Inc.(a)	1,945	4,940
Bausch Health Companies Inc.(a)(c)	5,328	149,610
Bioxcel Therapeutics Inc.(a)	390	11,365
Bristol-Myers Squibb Co.	29,159	1,702,886
Catalyst Pharmaceuticals Inc.(a)	1,801	10,626
Clovis Oncology Inc.(a)	1,392	6,027
Coherus Biosciences Inc.(a)	1,847	30,900
Collegium Pharmaceutical Inc.(a)	648	12,720
Concert Pharmaceuticals Inc.(a)	576	1,578
Corbus Pharmaceuticals Holdings Inc.(a)(c)	1,344	1,344
Corcept Therapeutics Inc.(a)	2,640	47,520
Cyclerion Therapeutics Inc.(a)	360	922
Cytokinetics Inc.(a)	1,296	45,243
Dexcom Inc.(a)	387	241,182
Eagle Pharmaceuticals Inc./DE(a)	336	17,596
Elanco Animal Health Inc.(a)	4,965	163,249
Eli Lilly & Co.	10,505	2,676,254
Enanta Pharmaceuticals Inc.(a)	408	35,027
Endo International PLC(a)	3,580	15,215
Flexion Therapeutics Inc.(a)	936	8,658
G1 Therapeutics Inc.(a)	528	7,651
Heron Therapeutics Inc.(a)	1,968	21,668
Intellia Therapeutics Inc.(a)	1,494	198,672
Ironwood Pharmaceuticals Inc.(a)	3,600	45,972
Jazz Pharmaceuticals PLC(a)	1,612	214,461
Johnson & Johnson	23,958	3,902,279
Jounce Therapeutics Inc.(a)	432	3,793
Kala Pharmaceuticals Inc.(a)(c)	1,468	2,554
Kura Oncology Inc.(a)	1,747	28,686
La Jolla Pharmaceutical Co.(a)	552	2,219
Lannett Co. Inc.(a)	696	1,900
Madrigal Pharmaceuticals Inc.(a)	238	18,505
MediciNova Inc.(a)	984	3,306
Merck & Co. Inc.	31,061	2,734,921
Neurocrine Biosciences Inc.(a)	2,735	288,296
Ocular Therapeutix Inc.(a)	1,949	12,941
Odonate Therapeutics Inc.(a)	384	1,179
Organon & Co.	3,105	114,109
Pacira BioSciences Inc.(a)	912	47,679
Paratek Pharmaceuticals Inc.(a)	744	3,735
Perrigo Co. PLC	1,892	85,424

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	62,737	$2,744,116
Prestige Consumer Healthcare Inc.(a)	384	23,036
Protagonist Therapeutics Inc.(a)	1,104	34,401
Reata Pharmaceuticals Inc., Class A(a)(c)	745	71,527
Relmada Therapeutics Inc.(a)	384	9,012
Revance Therapeutics Inc.(a)	1,877	25,809
Rhythm Pharmaceuticals Inc.(a)	1,054	12,132
Sarepta Therapeutics Inc.(a)	2,069	163,720
Seres Therapeutics Inc.(a)	1,422	8,646
Spectrum Pharmaceuticals Inc.(a)	2,681	4,906
Supernus Pharmaceuticals Inc.(a)	1,320	39,402
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	1,389	5,737
TherapeuticsMD Inc.(a)	3,840	2,796
Tricida Inc.(a)	768	3,510
Vanda Pharmaceuticals Inc.(a)	1,344	23,009
Viatris Inc.	15,646	208,874
Voyager Therapeutics Inc.(a)	768	2,780
Zoetis Inc.	5,453	1,178,939
Zogenix Inc.(a)	1,728	26,490
		20,983,825
Telecommunications — 0.0%
InterDigital Inc.	216	14,461

Total Common Stocks — 98.3%
(Cost: $35,475,266)		41,860,318
Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(d)(e)(f)	514,932	$515,190

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	692,000	692,000
		1,207,190
Total Short-Term Investments — 2.8%
(Cost: $1,207,096)		1,207,190

Total Investments in Securities — 101.1%
(Cost: $36,682,362)		43,067,508

Other Assets, Less Liabilities — (1.1)%		(470,763)

Net Assets — 100.0%		$42,596,745

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$370,601	$144,589	(a)	$—	$—	$—	$515,190	514,932	$257	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	592,000	100,000	(a)	—	—	—	692,000	692,000	9		—
					$—	$—	$1,207,190		$266		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Innovative Healthcare ETF
October 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$41,859,288	$—	$1,030	$41,860,318
Money Market Funds	1,207,190	—	—	1,207,190
	$43,066,478	$—	$1,030	$43,067,508

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